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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


               Pioneer Growth Shares VCT Portfolio Class II Shares (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER GROWTH SHARES VCT PORTFOLIO -- CLASS II SHARES


SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Growth Shares VCT Portfolio

   Portfolio and Performance Update                                    2

   Portfolio Management Discussion                                     3

   Schedule of Investments                                             4

   Financial Statements                                                6

   Notes to Financial Statements                                      10

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                                           92.2%
Exchange-Traded Fund                                          5.0%
U.S.-Denominated Foreign Stocks                               1.5%
Depositary Receipts for International Stocks                  1.3%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Information Technology                  27%
Health Care                             26%
Consumer Staples                        15%
Industrials                             11%
Financials                              10%
Consumer Discretionary                   8%
Energy                                   3%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Pfizer, Inc.                                           8.20%
   2. Microsoft Corp.                                        6.61
   3. Nasdaq - 100 Index Traded Stock                        4.98
   4. Wal-Mart Stores, Inc.                                  4.55
   5. General Electric Co.                                   4.04

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II

                                                     6/30/03        12/31/02
Net Asset Value per Share                            $ 10.93         $ 9.70

DISTRIBUTIONS PER SHARE                           SHORT-TERM       LONG-TERM
(1/1/03 - 6/30/03)                   DIVIDENDS    CAPITAL GAINS    CAPITAL GAINS
                                     $   -        $   -            $   -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II

The following chart shows the change in value of an investment made in PIONEER GROWTH SHARES VCT PORTFOLIO at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                 PIONEER GROWTH SHARES       RUSSELL 1000
                 VCT PORTFOLIO*              GROWTH INDEX
10/31/1997              $ 10,000               $ 10,000
                        $ 10,222               $ 10,542
                        $ 13,521               $ 14,622
 6/30/1999              $ 14,539               $ 19,470
                        $ 13,539               $ 15,104
 6/30/2001              $ 10,934               $ 12,019
                        $  7,099               $  8,668
 6/30/2003              $  7,999               $  9,802

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

AVERAGE ANNUAL TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                   -3.87%
5 Years                         -8.62%
1 Year                          -1.35%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on 5/1/00 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

The quick resolution of the major military campaign in Iraq in March sparked a stock market rally led by growth stocks, which continued through the end of June. Equities that had been driven down the furthest in the slump of the previous three years, including technology and telecommunications issues, tended to be among the performance leaders in the market revival. In the following interview, Eric Weigel discusses the factors that influenced the performance of Pioneer Growth Shares VCT Portfolio during the six-month period ended June 30, 2003. Mr. Weigel is responsible for the Portfolio's day-to-day management.

Q: HOW DID THE PORTFOLIO PERFORM DURING THE FIRST HALF OF 2003?

A: The Portfolio performed well. For the six-month period ended June 30, 2003, the Portfolio's Class II shares had a total return of 12.68%, at net asset value. For the same period, the Standard & Poor's 500 Index, a benchmark for large-company stocks, returned 11.76%, while the Russell 1000 Growth Index had a return of 13.09%.

Q: WHAT FACTORS INFLUENCED THE PORTFOLIO'S PERFORMANCE?

A: Our stock selection was excellent, helping lift Portfolio performance, despite our deemphasis of some of the best-performing sectors relative to the Russell 1000 Growth Index.

   We had entered 2003 with a moderately aggressive outlook, emphasizing companies that had clearly shown their ability to improve their earnings and that had reasonable stock valuations. However, more speculative stocks tended to be the performance leaders in the rally that began in March and continued through June 30.

   The Portfolio's investments in the health care industry, which we overweighted relative to the Russell 1000 Growth Index, were major contributors to the Portfolio's performance during the period. Our consumer staples holdings also helped overcome our deemphasis of more aggressive technology and consumer discretionary stocks, which we believed offered more risk than growth potential in the near term.

Q: WHAT WERE SOME OF THE INVESTMENTS THAT CONTRIBUTED TO PERFORMANCE?

A: Health care led the way. Specialty pharmaceutical and generic drug manufacturers did well both because of growing sales and because of improving prospects in the generic part of the industry, which should benefit from President Bush's health care plan. Takeover activity and a more favorable regulatory environment also helped biotech stocks post strong results. The Portfolio's performance leaders included Biovail, a specialty pharmaceutical and generic manufacturer, and Mylan Labs, a generic company. Scios, a small pharmaceutical company, was acquired during the period by Johnson & Johnson at a healthy premium to its stock price. Amgen, a leading biotech firm, also contributed to performance.

   In the consumer staples group, Estee Lauder was a very strong performer, while PepsiCo also helped. Estee Lauder's stock staged a particularly strong turnaround from a low valuation. Sales at airport outlets account for 30% of the cosmetics company's revenues. As sales increased at the airports and other retail locations, the stock performed very well.

Q: WHAT INVESTMENT DECISIONS DETRACTED FROM PERFORMANCE?

A: Our decision to deemphasize aggressive technology stocks did not help. While we did have representation in the technology industry, we tended to own larger, less risky companies. Many of our technology holdings also rose in the rally, but they still trailed some of the more speculative performance leaders during the period. For example IBM and Nokia, two major positions, gained 7% and 8%, respectively, during the six months but still lagged far beyond technology averages. Cadence Systems, another position, rose by just 2%. One large holding that performed very well was Intel, which gained 33%. However, Microsoft, one of the Portfolio's largest holding on June 30, actually fell by one-half of one percentage point.

Q: WHAT IS YOUR INVESTMENT OUTLOOK?

A: We are cautious. While we still think stocks offer good value in relation to bonds, we think stock market prices reflect overly optimistic expectations for corporate earnings growth. We believe earnings may rise for the remainder of 2003, but they may fall short of market expectations.

   We remain slightly underweighted in technology and overweighted in health care, which we believe offers more stable and predictable earnings growth rates. We will continue to take advantage of major market day-to-day moves in stock prices to reduce our positions in higher priced stocks and invest in equities with more reasonable valuations.

   We intend to continue to keep the Portfolio less aggressively positioned, with an emphasis on lower risk stocks.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDE NOTE]

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

SHARES                                                                     VALUE
             COMMON STOCKS - 95.0%
             ENERGY - 2.6%
             INTEGRATED OIL & GAS - 2.6%
      9,500  Exxon Mobil Corp.                                     $     341,145
      7,100  Occidental Petroleum Corp.                                  238,205
      6,300  Royal Dutch Petroleum Co.*                                  293,706
                                                                   -------------
             TOTAL ENERGY                                          $     873,056
                                                                   -------------

             CAPITAL GOODS - 6.4%
             AEROSPACE & DEFENSE - 1.3%
      5,100  Northrop Grumman Corp.                                $     440,079
                                                                   -------------

             ELECTRICAL COMPONENTS & EQUIPMENT - 4.0%
     47,100  General Electric Co.                                  $   1,350,828
                                                                   -------------

             INDUSTRIAL MACHINERY - 1.1%
      8,000  SPX Corp.*                                            $     352,480
                                                                   -------------
             TOTAL CAPITAL GOODS                                   $   2,143,387
                                                                   -------------

             COMMERCIAL SERVICES & SUPPLIES - 1.0%
             DIVERSIFIED COMMERCIAL SERVICES - 1.0%
      7,400  H & R Block, Inc.                                     $     320,050
                                                                   -------------
             TOTAL COMMERCIAL SERVICES & SUPPLIES                  $     320,050
                                                                   -------------

             TRANSPORTATION - 1.4%
             TRUCKING - 1.4%
      7,200  United Parcel Service                                 $     458,640
                                                                   -------------
             TOTAL TRANSPORTATION                                  $     458,640
                                                                   -------------

             MEDIA - 2.8%
             ADVERTISING - 1.3%
      6,200  Omnicom Group                                         $     444,540
                                                                   -------------

             BROADCASTING & CABLE TV - 1.0%
      7,600  Clear Channel Communications, Inc.*                   $     322,164
                                                                   -------------

             PUBLISHING - 0.5%
      2,900  McGraw-Hill Co., Inc.                                 $     179,800
                                                                   -------------
             TOTAL MEDIA                                           $     946,504
                                                                   -------------

             RETAILING - 5.3%
             DEPARTMENT STORES - 0.7%
      4,900  Kohl's Corp.*                                         $     251,762
                                                                   -------------

             GENERAL MERCHANDISE STORES - 1.4%
      6,200  Family Dollar Stores, Inc.                            $     236,530
      6,100  Target Corp.                                                230,824
                                                                   -------------
                                                                   $     467,354
                                                                   -------------

             HOME IMPROVEMENT RETAIL - 2.5%
     10,000  Home Depot, Inc.                                      $     331,200
     11,800  Lowe's Companies, Inc.                                      506,810
                                                                   -------------
                                                                   $     838,010
                                                                   -------------

             SPECIALTY STORES - 0.7%
      5,800  Michaels Stores, Inc.*                                $     220,748
                                                                   -------------
             TOTAL RETAILING                                       $   1,777,874
                                                                   -------------

             FOOD & DRUG RETAILING - 5.0%
             FOOD RETAIL - 0.4%
      4,400  Kraft Foods, Inc.                                     $     143,220
                                                                   -------------

             HYPERMARKETS & SUPERCENTERS - 4.6%
     28,400  Wal-Mart Stores, Inc.                                 $   1,524,228
                                                                   -------------
             TOTAL FOOD & DRUG RETAILING                           $   1,667,448
                                                                   -------------

             FOOD, BEVERAGE & TOBACCO - 1.6%
             SOFT DRINKS - 1.6%
     12,100  PepsiCo, Inc.                                         $     538,450
                                                                   -------------
             TOTAL FOOD, BEVERAGE & TOBACCO                        $     538,450
                                                                   -------------

             HOUSEHOLD & PERSONAL PRODUCTS - 8.2%
             HOUSEHOLD PRODUCTS - 4.0%
      4,000  Estee Lauder Co.                                      $     134,120
     13,500  Procter & Gamble Co.                                      1,203,930
                                                                   -------------
                                                                   $   1,338,050
                                                                   -------------

             PERSONAL PRODUCTS - 4.2%
     16,464  Gillette Co.                                          $     524,543
     17,100  Kimberly-Clark Corp.                                        891,594
                                                                   -------------
                                                                   $   1,416,137
                                                                   -------------
             TOTAL HOUSEHOLD & PERSONAL PRODUCTS                   $   2,754,187
                                                                   -------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 12.1%
             HEALTH CARE DISTRIBUTORS - 8.8%
     21,300  Biovail Corp., International*                         $   1,002,378
     16,300  Johnson & Johnson Co.                                       842,710
     24,400  Wyeth, Inc.                                               1,111,420
                                                                   -------------
                                                                   $   2,956,508
                                                                   -------------

             HEALTH CARE EQUIPMENT - 0.9%
      6,200  Medtronic, Inc.*                                      $     297,414
                                                                   -------------

             HEALTH CARE FACILITIES - 1.2%
     13,000  HCA, Inc.                                             $     416,520
                                                                   -------------

             MANAGED HEALTH CARE - 1.2%
      4,600  Wellpoint Health Networks, Inc.*                      $     387,780
                                                                   -------------
             TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                $   4,058,222
                                                                   -------------

             PHARMACEUTICALS & BIOTECHNOLOGY - 14.4%
             BIOTECHNOLOGY - 3.7%
     12,758  Amgen, Inc.*                                          $     854,531
     10,900  IDEC Pharmaceuticals Corp.*                                 370,600
                                                                   -------------
                                                                   $   1,225,131
                                                                   -------------

             PHARMACEUTICALS - 10.7%
      3,000  Eli Lilly & Co.                                       $     206,910
     15,650  Mylan Laboratories, Inc.                                    544,151
     80,421  Pfizer, Inc.                                              2,746,377

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
             PHARMACEUTICALS (CONT.)
      5,700  Sepracor, Inc.*                                       $     102,771
                                                                   -------------
                                                                   $   3,600,209
                                                                   -------------
             TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                 $   4,825,340
                                                                   -------------

             BANKS - 0.8%
             THRIFTS & MORTGAGE FINANCE - 0.8%
      4,000  Federal National Mortgage Association                 $     269,760
                                                                   -------------
             TOTAL BANKS                                           $     269,760
                                                                   -------------

             DIVERSIFIED FINANCIALS - 3.1%
             CONSUMER FINANCE - 1.0%
      7,700  American Express Co.                                  $     321,937
                                                                   -------------

             OTHER DIVERSIFIED FINANCIAL SERVICES - 2.1%
     16,473  Citigroup, Inc.                                       $     705,044
                                                                   -------------
             TOTAL DIVERSIFIED FINANCIALS                          $   1,026,981
                                                                   -------------

             INSURANCE - 1.6%
             MULTI-LINE INSURANCE - 1.6%
      9,800  American International Group, Inc.                    $     540,764
                                                                   -------------
             TOTAL INSURANCE                                       $     540,764
                                                                   -------------

             SOFTWARE & SERVICES - 10.1%
             APPLICATION SOFTWARE - 7.9%
     13,400  Cadence Design System, Inc.*                          $     161,604
     86,400  Microsoft Corp.                                           2,212,704
     21,500  Oracle Corp.*                                               258,430
                                                                   -------------
                                                                   $   2,632,738
                                                                   -------------

             DATA PROCESSING & OUTSOURCED SERVICES - 1.9%
      9,942  Automatic Data Processing, Inc.                       $     336,636
      7,000  First Data Corp.                                            290,080
                                                                   -------------
                                                                   $     626,716
                                                                   -------------

             HOME ENTERTAINMENT SOFTWARE - 0.3%
      1,600  Electronic Arts, Inc.*                                $     118,384
                                                                   -------------
             TOTAL SOFTWARE & SERVICES                             $   3,377,838
                                                                   -------------

             TECHNOLOGY HARDWARE & DEVELOPMENT - 10.7%
             COMMUNICATIONS EQUIPMENT - 6.0%
     47,000  Cisco Systems, Inc.*                                  $     779,730
     12,000  L-3 Communications Holdings, Inc.*                          521,880
     26,744  Nokia Corp. (A.D.R.)                                        439,404
      7,600  Qualcomm, Inc.                                              271,700
                                                                   -------------
                                                                   $   2,012,714
                                                                   -------------

             COMPUTER HARDWARE - 3.6%
     13,800  Dell Computer Corp.*                                  $     441,048
     19,800  Hewlett-Packard Co.                                         421,740
      4,000  IBM Corp.*                                                  330,000
                                                                   -------------
                                                                   $   1,192,788
                                                                   -------------

             COMPUTER STORAGE & PERIPHERALS - 0.5%
     17,000  EMC Corp.*                                            $     177,990
                                                                   -------------

             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
     20,100  Flextronics International, Ltd.*                      $     208,839
                                                                   -------------
             TOTAL TECHNOLOGY HARDWARE & DEVELOPMENT               $   3,592,331
                                                                   -------------

             SEMICONDUCTORS - 7.9%
             SEMICONDUCTOR EQUIPMENT - 1.2%
     13,000  Applied Materials, Inc.*                              $     206,180
      4,200  KLA-Tencor Corp.*                                           195,258
                                                                   -------------
                                                                   $     401,438
                                                                   -------------

             SEMICONDUCTORS - 6.7%
     87,300  Applied Micro Circuits Corp.*                         $     528,165
     58,600  Intel Corp.                                               1,217,942
     26,800  Micron Technology, Inc.*                                    311,684
     10,100  Texas Instruments, Inc.                                     177,761
                                                                   -------------
                                                                   $   2,235,552
                                                                   -------------
             TOTAL SEMICONDUCTORS                                  $   2,636,990
                                                                   -------------
             TOTAL COMMON STOCKS
             (Cost $34,292,097)                                    $  31,807,821
                                                                   -------------

             EXCHANGE TRADED FUND - 5.0%
     55,700  Nasdaq-100 Index Traded Stock*                        $   1,668,215
                                                                   -------------
             TOTAL EXCHANGE TRADED FUND
             (Cost $1,699,676)                                     $   1,668,215
                                                                   -------------
             TOTAL INVESTMENT IN SECURITIES - 100.0%
             (Cost $35,991,773)                                    $  33,476,037
                                                                   =============

* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS
                                                                  ENDED                                        5/1/00
                                                                 6/30/03       YEAR ENDED     YEAR ENDED         TO
CLASS II (a)                                                   (UNAUDITED)      12/31/02       12/31/01       12/31/00
Net asset value, beginning of period                           $      9.70     $    14.94     $    18.50     $    21.68
                                                               -----------     ----------     ----------     ----------
Increase (decrease) from investment operations:
  Net investment income                                        $      0.08     $    (0.13)    $    (0.05)    $    (0.03)
  Net realized and unrealized gain (loss) on investments              1.15          (5.11)         (3.51)         (1.23)
                                                               -----------     ----------     ----------     ----------
    Net increase (decrease) from investment operations         $      1.23     $    (5.24)    $    (3.56)    $    (1.26)
Distributions to shareowners:
  Net investment income                                                  -              -              -              -
  Net realized gain                                                      -              -              -          (1.92)
                                                               -----------     ----------     ----------     ----------
Net increase (decrease) in net asset value                     $      1.23     $    (5.24)    $    (3.56)    $    (3.18)
                                                               -----------     ----------     ----------     ----------
Net asset value, end of period                                 $     10.93     $     9.70     $    14.94     $    18.50
                                                               ===========     ==========     ==========     ==========
Total return*                                                        12.68%        (35.07)%       (19.24)%        (6.36)%
Ratio of net expenses to average net assets+                          1.74%          1.63%          1.58%          1.03%**
Ratio of net investment income to average net assets+               (65.00)%        (0.64)%        (0.61)%        (0.33)%**
Portfolio turnover rate                                                 33%            86%           111%            95%**
Net assets, end of period (in thousands)                       $       609     $      263     $      658     $      203
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        1.74%          1.63%          1.58%          0.73%**
  Net investment income (loss)                                      (65.00)%        (0.64)%        (0.61)%        (0.11)%**

(a) Class II shares were first publicly offered on May 1, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

                                                                        PIONEER
                                                                        GROWTH
                                                                        SHARES
                                                                     VCT PORTFOLIO
ASSETS:
  Investment in securities, at value, (including securities loaned
    of $0) (cost $35,991,773)                                        $  33,476,037
  Cash                                                                   2,206,390
  Cash held as collateral for furtures contracts                            30,000
  Foreign currencies, at value                                                   -
  Receivables -
    Investment securities sold                                                   -
    Fund shares sold                                                       144,546
    Variation margin                                                             -
    Dividends, interest and foreign taxes withheld                          25,956
    Forward foreign currency settlement contracts, net                           -
    Forward foreign currency portfolio hedge contracts, open-net                 -
    Due from Pioneer Investment Management, Inc.                                 -
  Other                                                                        915
                                                                     -------------
      Total assets                                                   $  35,883,844
                                                                     -------------

LIABILITIES:
  Payables -
    Investment securities purchased                                  $           -
    Fund shares repurchased                                                    530
    Dividends                                                                    -
    Upon return of securities loaned                                             -
    Variation margin                                                             -
    Forward foreign currency settlement contracts, net                           -
    Forward foreign currency portfolio hedge contracts, net                      -
  Due to bank                                                                    -
  Due to affiliates                                                         25,262
  Accrued expenses                                                          22,264
  Other                                                                          -
                                                                     -------------
      Total liabilities                                              $      48,056
                                                                     -------------

NET ASSETS:
  Paid-in capital                                                    $  78,754,183
  Accumulated net investment income (loss)                                  (1,182)
  Accumulated undistributed net realized gain (loss)                   (40,401,477)
  Net unrealized gain (loss) on:
    Investments                                                         (2,515,736)
    Futures contracts                                                            -
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                           -
                                                                     -------------
      Total net assets                                               $  35,835,788
                                                                     -------------

NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
    Net assets                                                       $  35,226,564
  Shares outstanding                                                     3,198,205
                                                                     -------------
    Net asset value per share                                        $       11.01
  CLASS II:
  (Unlimited number of shares authorized)
    Net assets                                                       $     609,224
  Shares outstanding                                                        55,762
                                                                     -------------
    Net asset value per share                                        $       10.93

   The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                        PIONEER
                                                                     GROWTH SHARES
                                                                     VCT PORTFOLIO

                                                                      SIX MONTHS
                                                                        ENDED
                                                                       6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,533)                $     181,544
  Interest (net of foreign taxes withheld of $0)                                 -
  Income on securities loaned, net                                           3,221
  Other                                                                          -
                                                                     -------------
      Total investment income                                        $     184,765
                                                                     -------------

EXPENSES:
  Management fees                                                    $     118,144
  Transfer agent fees                                                        1,157
  Distribution fees (Class II)                                                 321
  Administrative fees                                                       18,477
  Custodian fees                                                            11,247
  Professional fees                                                         10,302
  Printing                                                                  20,595
  Fees and expenses of nonaffiliated trustees                                  334
  Miscellaneous                                                              5,192
                                                                     -------------
    Total expenses                                                   $     185,769
    Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                                     -
    Less fees paid indirectly                                                    -
                                                                     -------------
    Net expenses                                                     $     185,769
                                                                     -------------
      Net investment income (loss)                                   $      (1,004)
                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                                      $  (2,700,019)
    Futures contracts                                                            -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                          -
                                                                     -------------
                                                                     $  (2,700,019)
                                                                     -------------
  Change in net unrealized gain or loss from:
    Investments                                                      $   6,806,446
    Futures contracts                                                            -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                          -
                                                                     -------------
                                                                     $   6,806,446
                                                                     -------------
  Net gain (loss) on investments, futures contracts
    and foreign currency transactions                                $   4,106,427
                                                                     =============
  Net increase (decrease) in net assets resulting
    from operations                                                  $   4,105,423
                                                                     =============

   The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     PIONEER GROWTH SHARES
                                                                         VCT PORTFOLIO

                                                                 SIX MONTHS
                                                                    ENDED             YEAR
                                                                   6/30/03            ENDED
                                                                 (UNAUDITED)        12/31/02
FROM OPERATIONS:
Net investment income (loss)                                    $      (1,004)   $        4,320
Net realized gain (loss) on investments                            (2,700,019)      (21,487,880)
Change in net unrealized gain or loss on investments, futures
  contracts and foreign currency transactions                       6,806,446        (2,222,350)
                                                                -------------    --------------
    Net increase (decrease) in net assets resulting from
      operations                                                $   4,105,423    $  (23,705,910)
                                                                -------------    --------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                                       $      (4,477)   $      (55,371)
  Class II                                                                  -                 -
Net realized gain
  Class I                                                                   -                 -
  Class II                                                                  -                 -
Tax return of capital
  Class I                                                                   -                 -
  Class II                                                                  -                 -
                                                                -------------    --------------
    Total distributions to shareowners                          $      (4,477)   $      (55,371)
                                                                -------------    --------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $   1,252,189    $    1,191,751
Reinvestment of distributions                                           4,477            55,371
Cost of shares repurchased                                         (4,530,390)      (15,591,853)
                                                                -------------    --------------
    Net increase (decrease) in net assets resulting from fund
      share transactions                                        $  (3,273,724)   $  (14,344,731)
                                                                -------------    --------------
    Net increase (decrease) in net assets                       $     827,222    $  (38,106,012)
                                                                -------------    --------------

NET ASSETS:
Beginning of period                                             $  35,008,566    $   73,114,578
                                                                -------------    --------------
End of period                                                   $  35,835,788    $   35,008,566
                                                                =============    ==============
Accumulated undistributed/(distributions in excess of) net
  investment income (loss)                                      $      (1,182)   $        4,299
                                                                =============    ==============

   The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH SHARES VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of Growth Shares variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Growth Shares Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FUTURES CONTRACTS

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2003, Growth Shares Portfolio had no open contracts.

C. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Growth VCT Portfolio had a capital loss carryforward of $33,198,313, which will expire between 2008 and 2010 if not utilized.

   The Portfolio elected to defer $3,753,201 in capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                                 PIONEER
                                                 GROWTH
                                              VCT PORTFOLIO
                                                  2002
--------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                               $      55,371
Long- Term capital gain                                   -
                                              -------------
                                              $      55,371
Return of Capital                                         -
                                              -------------
  Total distributions                         $      55,371
                                              -------------
DISTRIBUTABLE EARNINGS
  (ACCUMULATED LOSSES):
Undistributed ordinary income                 $       4,299
Undistributed long-term gain                              -
Unrealized appreciation/depreciation            (10,072,126)
                                              -------------
  Total                                       $ (10,072,126)
                                              =============

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. SECURITY LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.70% of the Portfolios' average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $24,956 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $238 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $68 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                           GROSS              GROSS          NET APPRECIATION/
                                      TAX COST         APPRECIATION       DEPRECIATION        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Growth Shares Portfolio             $ 36,741,717       $ 1,325,885        $ (4,591,565)       $ (3,265,680)

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $5,273,886 and $10,546,670, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                       '03 SHARES       '03 AMOUNT          '02 SHARES        '02 AMOUNT
------------------------------------------------------------------------------------------------------------
GROWTH SHARES PORTFOLIO
CLASS I:
Shares sold                               69,637       $    755,576             84,353       $   1,009,535
Reinvestment of distributions                403              4,477              4,896              55,371
Shares repurchased                      (436,742)        (4,349,405)        (1,372,544)        (15,216,738)
                                    ----------------------------------------------------------------------
  Net increase (decrease)               (366,702)      $ (3,589,352)        (1,283,295)      $ (14,151,832)
                                    ======================================================================
CLASS II:
Shares sold                               46,571       $    496,613             16,073       $     182,216
Reinvestment of distributions                  -                  -                  -                   -
Shares repurchased                       (17,919)          (180,985)           (33,024)           (375,115)
                                    ----------------------------------------------------------------------
  Net increase (decrease)                 28,652       $    315,628            (16,951)      $    (192,899)
                                    ======================================================================

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   13912-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.